Subsequent Events (Details)																											1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 02, 2024 $ / shares	Jul. 31, 2023 USD ($)	Jun. 06, 2023 shares	May 15, 2023 EUR (€)	May 02, 2023 shares	Apr. 29, 2023 EUR (€)	Mar. 02, 2023 USD ($)	Jan. 26, 2023 USD ($) shares	Nov. 22, 2022 USD ($)	Oct. 28, 2022 USD ($) shares	Sep. 08, 2022 USD ($) shares	Aug. 25, 2022 USD ($) shares	Aug. 11, 2022 USD ($) shares	Aug. 04, 2022 USD ($) shares	Apr. 20, 2022 USD ($) shares	Apr. 20, 2022 CAD ($) $ / shares shares	Mar. 22, 2022 $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 14, 2022 USD ($) $ / shares shares	Feb. 20, 2022	Feb. 10, 2022 USD ($) shares	Jan. 14, 2022 USD ($) shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 11, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Sep. 22, 2023 shares	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 13, 2024	Jan. 10, 2024 USD ($)	Jan. 10, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 21, 2023 CAD ($)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CAD ($)	Oct. 13, 2023 USD ($)	Oct. 13, 2023 CAD ($)	Oct. 11, 2023	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CAD ($)	Sep. 14, 2023 USD ($)	Sep. 14, 2023 CAD ($)	Aug. 18, 2023 USD ($)	Aug. 18, 2023 CAD ($)	Aug. 14, 2023	Aug. 08, 2023 USD ($)	Aug. 08, 2023 CAD ($)	Jul. 26, 2023	Jun. 30, 2023 EUR (€) shares	Jan. 31, 2023 USD ($) $ / shares	Sep. 22, 2022 shares	Apr. 29, 2022	Apr. 20, 2022 CAD ($)	Apr. 20, 2022 EUR (€)
Subsequent Events (Details) [Line Items]
Non-refundable payment																													$ 1,800,000
Payment fees																													2,205,504		$ 2,366,997	$ 7,759,824	$ 1,212,422
Sale of cultivated property																													500,000
Cash Paid On Hemp Cultivation																													750,000
Cash paid on CBD approval																													$ 750,000
Share issued (in Shares) | shares																											879,895		161,295																												161,295
Number of appointment of directors																				3
Number of directors																				7
Subscribers receive common shares (in Shares) | shares																					8,000	154,000	2,126,400
Gross proceeds									$ 138,000	$ 210,740	$ 431,757	$ 560,135	$ 200,014	$ 890,818							$ 20,000	$ 385,000	$ 5,312,136											$ 1,477	$ 156
Issuance of conversion of debenture (in Shares) | shares																			1,645,745					880,000	880,000
Share price (in Dollars per share) | $ / shares																	$ 31		$ 4				$ 2.5	$ 2.5	$ 2.5	$ 0.53
Principal amount																			$ 6,559,294										$ 2,462,763				174,840																									$ 328,000
Accrued interest																			23,686														9,068
Amount of debenture at time of conversion																			$ 6,582,980					$ 2,200,000	$ 2,200,000								$ 2,200,000
Issuance of shares (in Shares) | shares																		869,963
Number of ordinary shares issued (in Shares) | shares			20,610		637,254			421,052		82,000	60,810		20,620	91,836				4,000,000											475,959	475,959
Gross value of shares issued																		$ 16,000,000
Underwriter commissions																		$ 14,682,089
Shares issued in exercise of warrants, number (in Shares) | shares																	234,839
Warrants, number of shares issuable (in Shares) | shares																	280,000
Warrant exercise price per share (in Dollars per share) | $ / shares																	$ (5)
Warrants, difference between market price and exercise price, per share (in Dollars per share) | $ / shares																	$ (26)
Percentage of interest acquired																																																												100.00%
Cash transferred																																							$ 2,600,000																						$ 3,750,000
Number of shares issued in acquisition	560,100						475,959																						1,900,000							560,000										879,895							582,193			140,746	1,900,000			190,000
Price per share (in Dollars per share) | $ / shares																$ 0.07
Bears interest rate																																	1.00%
Amended and restated shares (in Shares) | shares																											1,107,385
Agreed shares issued (in Shares) | shares																											879,895
Fair value amount																													$ 528,315
Outstanding balance																												$ 360,960					$ 5,054,058	1,477
Price per share (in Dollars per share) | $ / shares	$ 0.406																																																									$ 0.62
Exercisable price per share (in Dollars per share) | $ / shares	$ 0.0001
Employment agreement (in Euro) | €				€ 151,774		€ 420,659.95																								€ 151,774
Termination payment																													85,760	67,392
Dismissal protected disclosures (in Euro) | €																														1,630,302.22
Aggregate purchase price amount																													2,000,000
Current liabilities																													12,375,919			$ 9,347,750	$ 8,268,428	$ 2,731,476
Deposits from escrow account																													500,000
Boustead Securities Limited [Member]
Subsequent Events (Details) [Line Items]
Warrants, number of shares issuable (in Shares) | shares																	280,000
THC cultivation [Member]
Subsequent Events (Details) [Line Items]
Payment amount																													500,000
THC product cultivated [Member]
Subsequent Events (Details) [Line Items]
Payment amount																													500,000
Hemp cultivation [Member]
Subsequent Events (Details) [Line Items]
Payment amount																													750,000
CBD cultivation [Member]
Subsequent Events (Details) [Line Items]
Payment amount																													750,000
Share issuances [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued in acquisition	280,851						637,254
Fair value amount							$ 707,352
Price per share (in Dollars per share) | $ / shares	$ 0.4059
Legal Settlement [Member]
Subsequent Events (Details) [Line Items]
Employment agreement (in Euro) | €																														€ 420,659.95
RPK [Member]
Subsequent Events (Details) [Line Items]
Current liabilities																													$ 2,700,000																												€ 4,000,000
Restricted Stock Units [Member[
Subsequent Events (Details) [Line Items]
Share issued (in Shares) | shares																													475,959																												475,959		30,000
Restricted Stock Units [Member[ | Major business combination [member]
Subsequent Events (Details) [Line Items]
Number of ordinary shares issued (in Shares) | shares								582,193
Fair value of RSUs granted		$ 360,960						$ 1,178,947
Number of ordinary shares issued (in Shares) | shares								4,210,525
THC cultivation [Member]
Subsequent Events (Details) [Line Items]
Payment fees																													$ 500,000
Holigen Limited | Major business combination [member]
Subsequent Events (Details) [Line Items]
Percentage of interest acquired															100.00%																																														100.00%	100.00%
Cash transferred															$ 3,000,000
Number of shares issued in acquisition															1,900,000																																														1,900,000	1,900,000
Debt assumed															$ 4,300,000																																															€ 4,000,000
Holigen Limited | Major business combination [member] | Flowr Corporation [Member]
Subsequent Events (Details) [Line Items]
Number of shares acquired (in Shares) | shares															14,285,714	14,285,714
Payments to acquire investments															$ 790,000	$ 1,000,000
Warrants [member] | Share issuances [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued in acquisition	1,462,991
Non-adjusting events after reporting period [member] | Essos Corporate Services Inc [Member]
Subsequent Events (Details) [Line Items]
Received loan																																																						$ (18,617)	$ 25,000
Bears interest rate																																																						18.00%	18.00%
Non-adjusting events after reporting period [member] | 1248787 B C Ltd [Member]
Subsequent Events (Details) [Line Items]
Received loan																																												$ (29,258)	$ 40,000		$ (2,219)	$ 3,000			$ (17,714)	$ 24,000
Bears interest rate																																												18.00%	18.00%		18.00%	18.00%			18.00%	18.00%
Non-adjusting events after reporting period [member] | Mercantile Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Received loan																																					$ (29,891)	$ 40,000						$ (29,258)	$ 40,000				$ (29,575)	$ 40,000
Bears interest rate																																					7.00%	7.00%						18.00%	18.00%				18.00%	18.00%
Non-adjusting events after reporting period [member] | 1434646 B.C. Ltd [Member]
Subsequent Events (Details) [Line Items]
Received loan																																										$ (17,000)	$ 22,440
Bears interest rate																																										7.00%	7.00%
Non-adjusting events after reporting period [member] | 1226053 B.C. Ltd [Member]
Subsequent Events (Details) [Line Items]
Received loan																																					$ (29,891)	$ 40,000		$ (15,754)	$ 21,000	$ (17,000)	$ 22,440
Bears interest rate																																					7.00%	7.00%		7.00%	7.00%	7.00%	7.00%
Non-adjusting events after reporting period [member] | Nate Rajakumar Third Party [Member]
Subsequent Events (Details) [Line Items]
Received loan																																								$ (15,754)	$ 21,000
Bears interest rate																																								7.00%	7.00%
Common Shares [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares) | shares																													140,746																												140,746
Number of ordinary shares issued (in Shares) | shares												675,676		918,369
Warrant reserve [member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares																	$ (31)
Shares issued in exercise of warrants, number (in Shares) | shares																	234,839
Warrants, number of shares issuable (in Shares) | shares																	280,000
Warrant exercise price per share (in Dollars per share) | $ / shares																	$ 5